Segment Disclosures Revenue Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Mar. 01, 2018
Revenue Contract Balances [Line Items]
Deferred revenue	$ (36)	$ (44)	$ (144)
Accounts Receivable [Member]
Revenue Contract Balances [Line Items]
Increase in contract receivable	671
Increase in contract receivable from business combination	33
Decrease in contract receivable	(661)
Increase (Decrease) in Contract Receivables, Net	43
Contract Receivable	194			$ 151
Deferred Revenue [Domain]
Revenue Contract Balances [Line Items]
Deferred Revenue, Additions	563
Increase in deferred revenue from business combination	95
Recognition of Deferred Revenue	(600)
Deferred revenue	58
Deferred Revenue	350			292
Deferred commission [Domain]
Revenue Contract Balances [Line Items]
Increase in deferred commission	23
Increase in deferred revenue from business combination	0
Decrease in deferred commission	(21)
Net change in deferred commission	2
Deferred Sales Commission	$ 23			$ 21